SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF MEASUREMENT ON FAIR VALUE OF RECURRING BASIS

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023:

	Level	September 30, 2024	December 31, 2023
Assets:
Cash and marketable securities held in trust account	1	$20,160,402	$50,772,949

The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2023 and December 31, 2022:

	Level	December 31, 2023	December 31, 2022
Assets:
Cash and marketable securities held in trust account	1	$50,772,949	$104,162,029